Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	THOMPSON PLUMB FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000795264
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 31, 2011
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund | Thompson Plumb Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	thpgx
Thompson Plumb MidCap Fund (Prospectus Summary) | Thompson Plumb MidCap Fund | Thompson Plumb MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	thpmx
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund | Thompson Plumb Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	thopx

Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund
SUMMARY INFORMATION Thompson Plumb Growth Fund
Investment Objective.
The Growth Fund seeks a high level of long-term capital appreciation.

Fees and Expenses of the Growth Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Thompson Plumb Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
Outgoing Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thompson Plumb Growth Fund
Management Fees		0.94%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.36%
Fee Waivers and/or Expense Reimbursements	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.36%
[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Growth Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 1.40% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Thompson Plumb Growth Fund	138	431	745	1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Principal Investment Strategies of the Fund.
Principal Investment Strategies of the Fund. The Growth Fund normally invests at least 65% of its net assets in a diversified portfolio of common stocks. Although current income is not its primary objective, the Growth Fund anticipates that capital growth will be accompanied by growth through dividend income.

We invest in common stocks that possess most of the following characteristics:

• Leading market positions

• High barriers to entry and other competitive or technological advantages

• High returns on equity and assets

• Good growth prospects

• Strong management

• Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the Growth
Fund invests in many types of stocks, including a blend of large company stocks, smaller company stocks, growth stocks and value stocks. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Principal Risks of Investing in the Fund.
Like all investments, an investment in the Growth Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Growth Fund is suitable if you are looking for capital appreciation by investing in a diverse group of stocks and have a long-term perspective.

An investment in the Growth Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund's share price and total return may decline as a result of a decline in the value of its portfolio of common stocks. The common stocks in which the Growth Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Style Risk. From time to time we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the Growth Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Large Cap Risk.  Companies having large capitalizations tend to be more mature than smaller-capitalization stocks. As a result, these types of companies may have fewer opportunities to grow relative to the economy as a whole.

Smaller Cap Risk. Companies having medium and smaller capitalizations are subject to greater price volatility than stocks of large companies and may have lower trading volume and less market liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Please see page 20 of the Prospectus for detailed information about the risks described above.

Past Performance.
The bar chart and table below provide some indication of the risks of investing in the Growth Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Growth Fund Calendar Year Total Returns

The Fund's highest/lowest quarterly results during this period were:

    Highest:             23.81%     (quarter ended 6/30/03)
    Lowest:             -24.68%     (quarter ended 12/31/08)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Growth Fund Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Thompson Plumb Growth Fund	Return Before Taxes	13.52%	(2.57%)	1.10%
Thompson Plumb Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	13.51%	(3.17%)	0.43%
Thompson Plumb Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.79%	(2.07%)	0.88%
Thompson Plumb Growth Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 31, 2011
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY INFORMATION Thompson Plumb Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Growth Fund seeks a high level of long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Growth Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal Investment Strategies of the Fund. The Growth Fund normally invests at least 65% of its net assets in a diversified portfolio of common stocks. Although current income is not its primary objective, the Growth Fund anticipates that capital growth will be accompanied by growth through dividend income.

We invest in common stocks that possess most of the following characteristics:

• Leading market positions

• High barriers to entry and other competitive or technological advantages

• High returns on equity and assets

• Good growth prospects

• Strong management

• Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the Growth
Fund invests in many types of stocks, including a blend of large company stocks, smaller company stocks, growth stocks and value stocks. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock
Like all investments, an investment in the Growth Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Growth Fund is suitable if you are looking for capital appreciation by investing in a diverse group of stocks and have a long-term perspective.

An investment in the Growth Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund's share price and total return may decline as a result of a decline in the value of its portfolio of common stocks. The common stocks in which the Growth Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Style Risk. From time to time we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the Growth Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Large Cap Risk.  Companies having large capitalizations tend to be more mature than smaller-capitalization stocks. As a result, these types of companies may have fewer opportunities to grow relative to the economy as a whole.

Smaller Cap Risk. Companies having medium and smaller capitalizations are subject to greater price volatility than stocks of large companies and may have lower trading volume and less market liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Please see page 20 of the Prospectus for detailed information about the risks described above.

Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the Growth Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Growth Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Growth Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Growth Fund Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's highest/lowest quarterly results during this period were:

    Highest:             23.81%     (quarter ended 6/30/03)
    Lowest:             -24.68%     (quarter ended 12/31/08)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Growth Fund Average Annual Total Returns (for the periods ended December 31, 2010)
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund | Thompson Plumb Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Growth Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 1.40% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
Thompson Plumb Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Thompson Plumb Growth Fund | Thompson Plumb Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Annual Return 2001	rr_AnnualReturn2001	19.13%
Annual Return 2002	rr_AnnualReturn2002	(20.42%)
Annual Return 2003	rr_AnnualReturn2003	31.86%
Annual Return 2004	rr_AnnualReturn2004	4.14%
Annual Return 2005	rr_AnnualReturn2005	(2.41%)
Annual Return 2006	rr_AnnualReturn2006	14.96%
Annual Return 2007	rr_AnnualReturn2007	(6.58%)
Annual Return 2008	rr_AnnualReturn2008	(47.66%)
Annual Return 2009	rr_AnnualReturn2009	37.61%
Annual Return 2010	rr_AnnualReturn2010	13.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.10%
Thompson Plumb Growth Fund | Thompson Plumb Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.17%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.43%
Thompson Plumb Growth Fund | Thompson Plumb Growth Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.88%

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Growth Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 1.40% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Thompson Plumb MidCap Fund (Prospectus Summary) | Thompson Plumb MidCap Fund
SUMMARY INFORMATION Thompson Plumb MidCap Fund
Investment Objective.
The MidCap Fund seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.

Fees and Expenses of the MidCap Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Thompson Plumb MidCap Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
Outgoing Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thompson Plumb MidCap Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.34%
Total Annual Fund Operating Expenses		2.34%
Fee Waivers and/or Expense Reimbursements	[1]	(1.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%
[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Thompson Plumb MidCap Fund	132	631	1,156	2,596

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 39%
of the average value of its portfolio.

Principal Investment Strategies of the Fund.
The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of common stocks of medium-sized companies that fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund's benchmark. Although market capitalizations are constantly changing, as of
December 31, 2010, the Russell Midcap Index included companies with market capitalizations between  $251 million and  $22.1 billion.

We invest in common stocks that possess most of the following characteristics:

• Strong market positions

• High barriers to entry and other competitive or technological advantages

• High returns on equity and assets

• Good growth prospects

• Strong management

• Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap
Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. The MidCap Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or reposition assets to more promising opportunities.

Principal Risks of Investing in the Fund.
Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The MidCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of medium-sized companies and have a long-term perspective.

An investment in the MidCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund's share price and total return may decline as a result of a decline in the value of its portfolio of common stocks. The common stocks in which the MidCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Midcap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Please see page 20 of the Prospectus for detailed information about the risks described above.

Past Performance.
The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by comparing the Fund's performance with a broad measure of market performance. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MidCap Fund Calendar Year Total Returns

The Fund's highest/lowest quarterly results during this period were:

    Highest:                 23.63%  (quarter ended 6/30/09)
    Lowest:                 -10.09%  (quarter ended 6/30/10)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

MidCap Fund Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Thompson Plumb MidCap Fund	Return Before Taxes	25.59%	8.11%	Mar 31, 2008
Thompson Plumb MidCap Fund After Taxes on Distributions	Return After Taxes on Distributions	24.36%	7.65%	Mar 31, 2008
Thompson Plumb MidCap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.72%	6.86%	Mar 31, 2008
Thompson Plumb MidCap Fund Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	5.08%	Mar 31, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 31, 2011
Thompson Plumb MidCap Fund (Prospectus Summary) | Thompson Plumb MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY INFORMATION Thompson Plumb MidCap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The MidCap Fund seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the MidCap Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 39%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of common stocks of medium-sized companies that fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund's benchmark. Although market capitalizations are constantly changing, as of
December 31, 2010, the Russell Midcap Index included companies with market capitalizations between  $251 million and  $22.1 billion.

We invest in common stocks that possess most of the following characteristics:

• Strong market positions

• High barriers to entry and other competitive or technological advantages

• High returns on equity and assets

• Good growth prospects

• Strong management

• Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap
Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. The MidCap Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or reposition assets to more promising opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock
Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The MidCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of medium-sized companies and have a long-term perspective.

An investment in the MidCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund's share price and total return may decline as a result of a decline in the value of its portfolio of common stocks. The common stocks in which the MidCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Midcap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Please see page 20 of the Prospectus for detailed information about the risks described above.

Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by comparing the Fund's performance with a broad measure of market performance. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by comparing the Fund's performance with a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	MidCap Fund Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's highest/lowest quarterly results during this period were:

    Highest:                 23.63%  (quarter ended 6/30/09)
    Lowest:                 -10.09%  (quarter ended 6/30/10)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	MidCap Fund Average Annual Total Returns (for the periods ended December 31, 2010)
Thompson Plumb MidCap Fund (Prospectus Summary) | Thompson Plumb MidCap Fund | Thompson Plumb MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.09%)
Thompson Plumb MidCap Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Thompson Plumb MidCap Fund | Thompson Plumb MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,596
Annual Return 2009	rr_AnnualReturn2009	46.91%
Annual Return 2010	rr_AnnualReturn2010	25.59%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Thompson Plumb MidCap Fund | Thompson Plumb MidCap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Thompson Plumb MidCap Fund | Thompson Plumb MidCap Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund
SUMMARY INFORMATION Thompson Plumb Bond Fund
Investment Objective.
The Bond Fund seeks a high level of current income while preserving capital.

Fees and Expenses of the Bond Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Thompson Plumb Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
Outgoing Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thompson Plumb Bond Fund
Management Fees		0.61%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers and/or Expense Reimbursements	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.80%
[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 0.80% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Thompson Plumb Bond Fund	82	271	475	1,066

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 10%
of the average value of its portfolio.

Principal Investment Strategies of the Fund.
Principal Investment Strategies of the Fund. The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage-related securities, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in investment-grade debt securities (i.e., those rated in the four highest rating categories by S&P or Moody's), it may invest up to 10% of its net assets in bonds rated below investment grade. In the aggregate, these
below-investment-grade bonds, along with the other bonds in the Fund's portfolio, will comprise at least 80% of the Fund's net assets plus any borrowing for investment purposes. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.

Principal Risks of Investing in the Fund.
Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Bond Fund is suitable if you are looking for current income through investment-grade debt securities.

An investment in the Bond Fund typically is subject to the following principal risks:

Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the market value and yields of the bonds in the Fund's portfolio.

Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond's market value increases or decreases in order to adjust its yield to current interest rate levels. A bond's yield reflects the bond's fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).

Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affecting the issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond's value.

Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some types of securities, such as corporate bonds, agency bonds, or Treasury bonds, than the Fund's benchmark, which may cause the
Fund's performance and/or risk profile to differ significantly from its benchmark.

Junk-Bond Risk. Because it can invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as "junk" or "high-yield" bonds), the Bond Fund is subject to junk-bond risk. Junk bonds are considered speculative with regard to the issuer's capacity to pay interest and repay principal. Such bonds are subject to possible risk of issuer default or bankruptcy, lack of liquidity and sensitivity to adverse economic events or developments specific to the issuer.

Prepayment Risk. Certain of the bonds held by the Bond Fund (particularly mortgage-related securities) may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a bond and their volatility because prepayment shortens the life of the bond and thus the expected interest payments from that bond. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields.

Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund's ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.

Convertible Debt Risk. Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt.
Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer.  Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.

Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.

Please see page 20 of the Prospectus for detailed information about the risks described above.

Past Performance.
The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund's benchmark index as well as to another broad measure of market performance. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bond Fund Calendar Year Total Returns

The Fund's highest/lowest quarterly results during this period were:

Highest:   15.07%   (quarter ended 6/30/09)
Lowest:    -9.87%   (quarter ended 9/30/08)

The Barclays Capital Intermediate U.S. Government/Credit 1-10 year Index is an index of all investment grade bonds with maturities of more than one year and less than 10 years that formerly served as the Bond Fund's benchmark. The
Barclays Capital Intermediate U.S. Government/Credit 1-10 Year Index is a
market-value-weighted performance benchmark. The Funds determined to change the
Bond Fund's benchmark to the Barclays Capital U.S. Government/Credit 1-5 Year
Index because they believe this index is generally composed of bonds that more closely resemble the typical range of maturities of bonds held in the Fund than did the Barclays Capital Intermediate U.S. Government/Credit 1-10 year Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

The Bond Fund's annualized yield for the 30 days ended December 31, 2010 was
3.05% (after the reimbursement and waiver of certain fees by the Advisor). For current yield information, please call 1-800-999-0887 or visit our website at
www.thompsonplumb.com.

Bond Fund Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Thompson Plumb Bond Fund	Return Before Taxes	7.31%	7.93%	6.77%
Thompson Plumb Bond Fund After Taxes on Distributions	Return After Taxes on Distributions	6.04%	6.04%	4.82%
Thompson Plumb Bond Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.83%	5.68%	4.64%
Thompson Plumb Bond Fund Barclays Capital U.S. Govt./Credit 1-5 year Index	Barclays Capital U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	4.08%	5.06%	4.88%
Thompson Plumb Bond Fund Barclays Capital Intermediate U.S. Govt./Credit 1-10 year Index	Barclays Capital Intermediate U.S. Govt./Credit 1-10 year Index (reflects no deductions for fees expenses or taxes)	5.89%	5.53%	5.51%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 31, 2011
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY INFORMATION Thompson Plumb Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Bond Fund seeks a high level of current income while preserving capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Bond Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 10%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal Investment Strategies of the Fund. The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage-related securities, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in investment-grade debt securities (i.e., those rated in the four highest rating categories by S&P or Moody's), it may invest up to 10% of its net assets in bonds rated below investment grade. In the aggregate, these
below-investment-grade bonds, along with the other bonds in the Fund's portfolio, will comprise at least 80% of the Fund's net assets plus any borrowing for investment purposes. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock
Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Bond Fund is suitable if you are looking for current income through investment-grade debt securities.

An investment in the Bond Fund typically is subject to the following principal risks:

Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the market value and yields of the bonds in the Fund's portfolio.

Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond's market value increases or decreases in order to adjust its yield to current interest rate levels. A bond's yield reflects the bond's fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).

Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affecting the issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond's value.

Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some types of securities, such as corporate bonds, agency bonds, or Treasury bonds, than the Fund's benchmark, which may cause the
Fund's performance and/or risk profile to differ significantly from its benchmark.

Junk-Bond Risk. Because it can invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as "junk" or "high-yield" bonds), the Bond Fund is subject to junk-bond risk. Junk bonds are considered speculative with regard to the issuer's capacity to pay interest and repay principal. Such bonds are subject to possible risk of issuer default or bankruptcy, lack of liquidity and sensitivity to adverse economic events or developments specific to the issuer.

Prepayment Risk. Certain of the bonds held by the Bond Fund (particularly mortgage-related securities) may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a bond and their volatility because prepayment shortens the life of the bond and thus the expected interest payments from that bond. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields.

Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund's ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.

Convertible Debt Risk. Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt.
Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer.  Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.

Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.

Please see page 20 of the Prospectus for detailed information about the risks described above.

Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund's benchmark index as well as to another broad measure of market performance. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund's benchmark index as well as to another broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Bond Fund Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's highest/lowest quarterly results during this period were:

Highest:   15.07%   (quarter ended 6/30/09)
Lowest:    -9.87%   (quarter ended 9/30/08)

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Funds determined to change the Bond Fund's benchmark to the Barclays Capital U.S. Government/Credit 1-5 Year Index because they believe this index is generally composed of bonds that more closely resemble the typical range of maturities of bonds held in the Fund than did the Barclays Capital Intermediate U.S. Government/Credit 1-10 year Index.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The Barclays Capital Intermediate U.S. Government/Credit 1-10 year Index is an index of all investment grade bonds with maturities of more than one year and less than 10 years that formerly served as the Bond Fund's benchmark. The
Barclays Capital Intermediate U.S. Government/Credit 1-10 Year Index is a
market-value-weighted performance benchmark. The Funds determined to change the
Bond Fund's benchmark to the Barclays Capital U.S. Government/Credit 1-5 Year
Index because they believe this index is generally composed of bonds that more closely resemble the typical range of maturities of bonds held in the Fund than did the Barclays Capital Intermediate U.S. Government/Credit 1-10 year Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

The Bond Fund's annualized yield for the 30 days ended December 31, 2010 was
3.05% (after the reimbursement and waiver of certain fees by the Advisor). For current yield information, please call 1-800-999-0887 or visit our website at
www.thompsonplumb.com.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Bond Fund Average Annual Total Returns (for the periods ended December 31, 2010)
Thirty Day Yield, Caption	rr_ThirtyDayYieldCaption	The Bond Fund's annualized yield for the 30 days ended December 31, 2010 was 3.05% (after the reimbursement and waiver of certain fees by the Advisor). For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonplumb.com.
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	1-800-999-0887
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund | Thompson Plumb Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 0.80% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.87%)
Thirty Day Yield	rr_ThirtyDayYield	3.05%
Thompson Plumb Bond Fund | Barclays Capital U.S. Govt./Credit 1-5 year Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
Thompson Plumb Bond Fund | Barclays Capital Intermediate U.S. Govt./Credit 1-10 year Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Govt./Credit 1-10 year Index (reflects no deductions for fees expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
Thompson Plumb Bond Fund | Thompson Plumb Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,066
Annual Return 2001	rr_AnnualReturn2001	10.14%
Annual Return 2002	rr_AnnualReturn2002	1.87%
Annual Return 2003	rr_AnnualReturn2003	13.61%
Annual Return 2004	rr_AnnualReturn2004	3.14%
Annual Return 2005	rr_AnnualReturn2005	(0.06%)
Annual Return 2006	rr_AnnualReturn2006	5.70%
Annual Return 2007	rr_AnnualReturn2007	5.67%
Annual Return 2008	rr_AnnualReturn2008	(2.10%)
Annual Return 2009	rr_AnnualReturn2009	24.83%
Annual Return 2010	rr_AnnualReturn2010	7.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.77%
Thompson Plumb Bond Fund | Thompson Plumb Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%
Thompson Plumb Bond Fund | Thompson Plumb Bond Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2012, so that the annual operating expenses of the Fund do not exceed 0.80% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.